Offerings - Offering: 1	Jan. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	15,995,339
Proposed Maximum Offering Price per Unit	11.26
Maximum Aggregate Offering Price	$ 180,107,517.14
Fee Rate	0.01531%
Amount of Registration Fee	$ 27,574.46
Offering Note
(1)
Amount to be registered consists of 15,995,339 shares of common stock of Sally Beauty Holdings, Inc. (“Common Stock”) that may be offered or sold under the Sally Beauty Holdings, Inc. 2025 Omnibus Incentive Plan (the “Plan”).

(2)
Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The New York Stock Exchange on January 22, 2025.

(3)
Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.